DERIVATIVES - Summary of Derivative Financial Instruments by Nature of Underlying Asset or Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional Amount	$ 775,328	$ 578,959
Fair Value Hedges
Derivative [Line Items]
Notional Amount	$ 775,328	$ 578,959